Note 2 - Statement of Compliance and Basis of Presentation	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

Basis of preparation

Depending on the applicable IFRS requirements, the measurement basis used in the preparation of these consolidated financial statements is cost, net realizable value, fair value or recoverable amount. These consolidated financial statements, except for the statement of cash flows, are based on the accrual basis.

These consolidated financial statements were authorized for issuance by the Board of Directors of the Company on December 23, 2025.